Income tax expense, Movement in Deferred Tax Balances (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Movement in deferred tax assets [Abstract]
Deferred tax assets	$ 911,000	$ 0
Credit/(charge) to profit or loss	4,840,000	911,000
Credit direct to equity	4,805,000	0
Deferred tax asset gross	10,556,000	911,000
Offset against deferred tax liability	(8,321,000)
Deferred tax assets	2,235,000	911,000	$ 0
Movement in deferred tax liabilities [Abstract]
Deferred tax liabilities	1,618,000	0
Credit/(charge) to profit or loss	(6,892,000)	(1,618,000)
Credit direct to equity	0	0
Deferred tax liabilities	(8,510,000)	(1,618,000)
Offset against deferred tax asset	8,321,000
Deferred tax liabilities	(189,000)	(1,618,000)	$ 0
Increase in gross deferred tax assets	9,645,000
Increase in deferred tax liabilities	6,892,000
Tax Losses [Member]
Movement in deferred tax assets [Abstract]
Deferred tax assets	798,000	0
Credit/(charge) to profit or loss	3,056,000	798,000
Credit direct to equity	0	0
Deferred tax asset gross	3,854,000	798,000
Employee Benefits [Member]
Movement in deferred tax assets [Abstract]
Deferred tax assets	31,000	0
Credit/(charge) to profit or loss	82,000	31,000
Credit direct to equity	0	0
Deferred tax asset gross	113,000	31,000
Property, Plant and Equipment [Member]
Movement in deferred tax assets [Abstract]
Deferred tax assets	0	0
Credit/(charge) to profit or loss	15,000	0
Credit direct to equity	0	0
Deferred tax asset gross	15,000	0
Movement in deferred tax liabilities [Abstract]
Deferred tax liabilities	798,000	0
Credit/(charge) to profit or loss	(3,894,000)	(798,000)
Credit direct to equity	0	0
Deferred tax liabilities	(4,692,000)	(798,000)
Unrealized Foreign Exchange Losses (Gains) [Member]
Movement in deferred tax assets [Abstract]
Deferred tax assets	0	0
Credit/(charge) to profit or loss	725,000	0
Credit direct to equity	0	0
Deferred tax asset gross	725,000	0
Movement in deferred tax liabilities [Abstract]
Deferred tax liabilities	820,000	0
Credit/(charge) to profit or loss	(2,651,000)	(820,000)
Credit direct to equity	0	0
Deferred tax liabilities	(3,471,000)	(820,000)
Capital Raising Costs [Member]
Movement in deferred tax assets [Abstract]
Deferred tax assets	82,000	0
Credit/(charge) to profit or loss	(260,000)	82,000
Credit direct to equity	4,805,000	0
Deferred tax asset gross	4,627,000	82,000
Other Deferred Tax Assets [Member]
Movement in deferred tax assets [Abstract]
Deferred tax assets	0	0
Credit/(charge) to profit or loss	1,222,000	0
Credit direct to equity	0	0
Deferred tax asset gross	1,222,000	0
Other Deferred Tax Liabilities [Member]
Movement in deferred tax liabilities [Abstract]
Deferred tax liabilities	0	0
Credit/(charge) to profit or loss	(347,000)	0
Credit direct to equity	0	0
Deferred tax liabilities	$ (347,000)	$ 0